UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end March 31

Date of reporting period: April 1, 2025 – March 31, 2026

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Payson Total Return Fund

PBFDX

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about the Payson Total Return Fund (the "Fund") for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at www.hmpayson.com/what-we-do/investment-management/total-return-fund/. You can also request this information by contacting us at (800) 805-8258.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Payson Total Return Fund	$90	0.80%

How did the Fund perform in the last year?

For the fiscal year ended March 31, 2026, the Fund outperformed the S&P 500 Index (the "Index"), returning 25.82% versus 17.80%, respectively.

Both allocation and stock selection decisions contributed to performance. With respect to sectors, the Fund’s allocation to, and stock selection in, the Technology, Industrials, and Communication Services sectors contributed most to performance. The portfolio also benefited from not holding any stocks in the Consumer Staples and Real Estate sectors, which underperformed. At a stock level, the portfolio benefited from holding positions in companies positioned to benefit from spending on artificial intelligence, such as Lam Research Corp., Broadcom, Inc., Alphabet, Inc. and ASML Holding NV. As it has in the past, the team continues to assess these positions and remains committed to the same philosophy and investment approach that has driven the Fund over the long term--constructing and maintaining a portfolio of attractively valued companies that, collectively, have superior characteristics to the Index.

Total Return Based on a $10,000 Investment

Table Summary
Date	Payson Total Return Fund	S&P 500® Index
3/31/16	$10,000	$10,000
6/30/16	$10,053	$10,246
9/30/16	$10,659	$10,640
12/31/16	$10,958	$11,047
3/31/17	$11,741	$11,717
6/30/17	$11,985	$12,079
9/30/17	$12,696	$12,620
12/31/17	$13,337	$13,459
3/31/18	$13,548	$13,357
6/30/18	$13,950	$13,815
9/30/18	$15,142	$14,881
12/31/18	$13,098	$12,869
3/31/19	$14,880	$14,625
6/30/19	$15,391	$15,255
9/30/19	$15,600	$15,514
12/31/19	$17,247	$16,921
3/31/20	$14,065	$13,605
6/30/20	$17,420	$16,399
9/30/20	$18,840	$17,864
12/31/20	$20,784	$20,034
3/31/21	$22,696	$21,271
6/30/21	$24,264	$23,089
9/30/21	$24,238	$23,224
12/31/21	$27,216	$25,785
3/31/22	$26,061	$24,599
6/30/22	$22,475	$20,638
9/30/22	$21,291	$19,631
12/31/22	$23,239	$21,115
3/31/23	$24,025	$22,698
6/30/23	$26,140	$24,682
9/30/23	$25,937	$23,874
12/31/23	$28,609	$26,665
3/31/24	$31,992	$29,480
6/30/24	$32,982	$30,743
9/30/24	$33,927	$32,553
12/31/24	$34,787	$33,337
3/31/25	$32,461	$31,913
6/30/25	$36,781	$35,405
9/30/25	$40,598	$38,281
12/31/25	$42,156	$39,298
3/31/26	$40,844	$37,594

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Payson Total Return Fund	25.82%	12.47%	15.11%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Sector Weightings

(% total investments)

Exchange Traded Fund
3.1%
Information Technology
52.7%
Industrials
13.5%
Consumer Discretionary
10.0%
Financials
9.1%
Health Care
8.3%
Energy
3.3%
0%
10%
20%
30%
40%
50%
60%

Table Summary
Value	Value
Energy	3.3%
Health Care	8.3%
Financials	9.1%
Consumer Discretionary	10.0%
Industrials	13.5%
Information Technology	52.7%
Exchange Traded Fund	3.1%

Fund Statistics

Table Summary
Total Net Assets	$283,850,241
# of Portfolio Holdings	29
Portfolio Turnover Rate	31%
Investment Advisory Fees Paid	$1,867,991

Asset Class Weightings

(% total investments)

Table Summary
Value	Value
Common Stock	96.9%
Exchange Traded Fund	3.1%

Top Ten Holdings

(% total investments)

Table Summary
NVIDIA Corp.	8.6%
Alphabet, Inc., Class A	8.5%
Microsoft Corp.	7.8%
Apple, Inc.	7.7%
Broadcom, Inc.	6.1%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	4.6%
JPMorgan Chase & Co.	4.3%
ASML Holding NV	3.4%
AbbVie, Inc.	3.3%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit www.hmpayson.com/what-we-do/investment-management/total-return-fund/.

Payson Total Return Fund

Annual Shareholder Report - March 31, 2026

230A-PBFDX-26

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,800 in 2025 and $15,200 in 2026.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2025 and $0 in 2026.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,200 in 2025 and $3,300 in 2026. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2025 and $0 in 2026.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2025 and $0 in 2026. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Payson Total
Return Fund
ANNUAL FINANCIALS AND OTHER INFORMATION //
March 31, 2026

Payson Total Return Fund
Table of Contents
March 31, 2026
Schedule of Investments 3
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Report of Independent Registered Public Accounting Firm 14
Important Tax Information (Unaudited) 16
Additional Information (Unaudited) 17

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
March 31, 2026
See Notes to Financial Statements.

The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and an
Exchange Traded Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.5%
Consumer Discretionary - 10.0%
75,280 Amazon.com, Inc.(a) $ 15,678,566
1,775 AutoZone, Inc.(a) 5,995,559
41,251 The TJX Cos., Inc. 6,587,785
28,261,910
Energy - 3.2%
20,000 Chevron Corp. 4,138,000
20,680 Marathon Petroleum Corp. 5,049,642
9,187,642
Financials - 9.1%
41,233 JPMorgan Chase & Co. 12,129,099
15,853 Mastercard, Inc., Class A 7,921,110
19,000 Visa, Inc., Class A 5,742,560
25,792,769
Health Care - 8.3%
43,035 AbbVie, Inc. 9,359,682
13,948 Amgen, Inc. 4,907,604
13,740 Danaher Corp. 2,605,104
13,675 Thermo Fisher Scientific, Inc. 6,721,673
23,594,063
Industrials - 13.4%
27,842 AMETEK, Inc. 5,968,211
11,590 Caterpillar, Inc. 8,211,051
35,718 Honeywell International, Inc. 8,073,339
12,363 Hubbell, Inc. 6,067,019
12,012 L3Harris Technologies, Inc. 4,145,942
47,249 nVent Electric PLC 5,588,612
38,054,174
Information Technology - 52.5%
11,220 Accenture PLC, Class A 2,224,814
84,155 Alphabet, Inc., Class A 24,199,612
86,226 Apple, Inc. 21,883,297
7,393 ASML Holding NV 9,764,896
55,579 Broadcom, Inc. 17,202,256
38,824 Lam Research Corp. 8,295,136
22,592 Meta Platforms, Inc., Class A 12,925,561
59,461 Microsoft Corp. 22,010,678
Shares Security Description Value
Information Technology - 52.5% (continued)
139,500 NVIDIA Corp. $ 24,328,800
33,431 Salesforce, Inc. 6,240,565
149,075,615
Total Common Stock (Cost $136,168,792) 273,966,173
Shares Security Description Value
Exchange Traded Fund - 3.1%
125,415 iShares Core Dividend
Growth ETF
(Cost $9,249,419) 8,801,625
Investments, at value - 99.6% (Cost
$145,418,211) $ 282,767,798
Other Assets & Liabilities, Net - 0.4% 1,082,443
Net Assets - 100.0% $ 283,850,241
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 282,767,798
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 282,767,798

Payson Total Return Fund
Statement of Assets and Liabilities
March 31, 2026
See Notes to Financial Statements.

ASSETS
Investments, at value (Cost $145,418,211) $ 282,767,798
Receivables:
Fund shares sold 22,666
Investment securities sold 1,391,204
Dividends and interest 28,483
Prepaid expenses 10,370
Total Assets
284,220,521
LIABILITIES
Payables:
Fund shares redeemed 36,814
Distributions payable 30,364
Due to custodian 84,393
Accrued Liabilities:
Investment adviser fees 148,154
Fund services fees 29,110
Other expenses 41,445
Total Liabilities
370,280
NET ASSETS
$ 283,850,241
COMPONENTS OF NET ASSETS
Paid-in capital $ 114,395,445
Distributable Earnings 169,454,796
NET ASSETS
$ 283,850,241
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,788,939
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 36.44

Payson Total Return Fund
Statement of Operations
YEAR ENDED MARCH 31, 2026
See Notes to Financial Statements.

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $9,588) $ 2,764,810
Interest income 196,966
Total Investment Income
2,961,776
EXPENSES
Investment adviser fees 1,867,991
Fund services fees 355,575
Custodian fees 35,044
Registration fees 27,404
Professional fees 91,891
Trustees' fees and expenses 24,718
Other expenses 77,426
Total Expenses 2,480,049
NET INVESTMENT INCOME
481,727
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 32,525,568
Net change in unrealized appreciation (depreciation) on investments
39,485,405
NET REALIZED AND UNREALIZED GAIN
72,010,973
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 72,492,700

Payson Total Return Fund
Statements of Changes in Net Assets
See Notes to Financial Statements.

For the Years Ended March 31,
2026 2025
OPERATIONS
Net investment income $ 481,727 $ 939,961
Net realized gain 32,525,568 16,701,379
Net change in unrealized appreciation (depreciation) 39,485,405 (13,281,570)
Increase in Net Assets Resulting from Operations
72,492,700 4,359,770
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(6,328,195) (28,968,982)
CAPITAL SHARE TRANSACTIONS
Sale of shares 23,675,574 52,531,188
Reinvestment of distributions 3,753,907 27,945,748
Redemption of shares
(83,594,299) (55,530,525)
Increase (Decrease) in Net Assets from Capital Share Transactions
(56,164,818) 24,946,411
Increase in Net Assets
9,999,687 337,199
NET ASSETS
Beginning of Year
273,850,554 273,513,355
End of Year
$ 283,850,241 $ 273,850,554
SHARE TRANSACTIONS
Sale of shares 715,497 1,620,705
Reinvestment of distributions 98,875 862,651
Redemption of shares
(2,306,572) (1,720,488)
Increase (Decrease) in Shares
(1,492,200) 762,868

Payson Total Return Fund
Financial Highlights
See Notes to Financial Statements.

These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended March 31,
2026 2025 2024 2023 2022
NET ASSET VALUE, Beginning of Year
$ 29.51 $ 32.11 $ 24.75 $ 27.50 $ 27.20
INVESTMENT OPERATIONS
Net investment income (a) 0.05 0.11 0.17 0.29 0.14
Net realized and unrealized gain (loss)
7.59 0.65 7.93 (2.45) 3.92
Total from Investment Operations
7.64 0.76 8.10 (2.16) 4.06
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.05) (0.10) (0.18) (0.28) (0.14)
Net realized gain
(0.66) (3.26) (0.56) (0.31) (3.62)
Total Distributions to Shareholders
(0.71) (3.36) (0.74) (0.59) (3.76)
NET ASSET VALUE, End of Year
$ 36.44 $ 29.51 $ 32.11 $ 24.75 $ 27.50
TOTAL RETURN
25.82% 1.47% 33.16% (7.81)% 14.82%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 283,850 $ 273,851 $ 273,513 $ 238,415 $ 222,344
Ratios to Average Net Assets:
Net investment income 0.15% 0.33% 0.62% 1.17% 0.50%
Net expenses 0.80% 0.81% 0.81% 0.82% 0.82%
PORTFOLIO TURNOVER RATE 31% 67% 65% 51% 87%
(a) Calculated based on average shares outstanding during each year.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2026

Note 1. Organization
The Payson Total Return Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of H.M. Payson & Co., the Fund’s adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment
Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”)
has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the
Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis

Payson Total Return Fund
Notes to Financial Statements
March 31, 2026

to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2026, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on

Payson Total Return Fund
Notes to Financial Statements
March 31, 2026

the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2026, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s Statement of Assets and Liabilities.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2026

Note 3. Fees and Expenses
Investment Adviser – H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.60% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman).
The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended March 31, 2026 were $93,499,763 and $150,118,312, respectively.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2026

Note 5. Federal Income Tax
As of March 31, 2026, the cost of investments for federal income tax purposes is $145,433,130 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of March 31, 2026 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and treatment of distributions payable.
Note 6. Sector Concentration Risk
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Gross Unrealized Appreciation
$ 139,441,867
Gross Unrealized Depreciation
(2,107,199)
Net Unrealized Appreciation
$ 137,334,668
2026 2025
Ordinary Income $ 544,243 $ 2,738,771
Long-Term Capital Gain 5,846,435 26,258,827
$ 6,390,678 $ 28,997,598
Undistributed Ordinary Income
$ 30,223
Undistributed Long-Term Gain
32,120,269
Net Unrealized Appreciation
137,334,668
Other Temporary Differences
(30,364)
Total
$ 169,454,796

Payson Total Return Fund
Notes to Financial Statements
March 31, 2026

Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Payson Total Return Fund
and Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Payson Total Return Fund (the “Fund”), a series of Forum Funds, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March
31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the year ended March 31, 2022, were audited by other auditors whose report dated May 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 20, 2026

Payson Total Return Fund
Important Tax Information (Unaudited)
March 31, 2026

Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The Fund designates 100.00 % of its income dividend distributed as qualifying for the corporate dividends received deduction (DRD) and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11)
of the Code. The Fund also designates 6.87 % as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund paid long-term capital gain dividends of $ 5,846,435 .

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of
Form N-CSR)
N/A

800 805 8258 // hmpayson.com
FOR MORE INFORMATION
Payson Total Return Fund
P.O. Box 588
Portland, Maine 04112
(800) 805-8258 (toll free)
www.hmpayson.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
Investment Company Act File No. 811-03023
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
800 805 8258 // hmpayson.com
230-ANR-0326

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	May 21, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 21, 2026